Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement In Contract Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	€ 1,813	€ 1,929
Additions	5,874	5,536
Disposals (previous years)	(970)	(975)
Disposals (current year)	(4,809)	(4,701)
Transfers	(2)	7
Translation differences and inflation adjustments	(29)	17
Contract liabilities, ending balance	1,877	1,813
Long-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	778	891
Additions	250	162
Disposals (previous years)	(1)	(2)
Disposals (current year)	0	(1)
Transfers	(222)	(279)
Translation differences and inflation adjustments	8	7
Contract liabilities, ending balance	813	778
Short-term contracts
Contract Assets And Liabilities [Line Items]
Contract liabilities, beginning balance	1,035	1,038
Additions	5,624	5,374
Disposals (previous years)	(969)	(973)
Disposals (current year)	(4,809)	(4,700)
Transfers	220	286
Translation differences and inflation adjustments	(37)	10
Contract liabilities, ending balance	€ 1,064	€ 1,035